Accumulated Other Comprehensive Loss	12 Months Ended
Mar. 31, 2021
Equity [Abstract]
Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss
Accumulated other comprehensive loss is comprised of the following at 31 March 2021:

(Millions of US dollars)	Cash Flow Hedges	Pension Actuarial Gain	Foreign Currency Translation Adjustments	Total
Balance at 31 March 2020	$0.2	$0.8	$(63.1)	$(62.1)
Other comprehensive (loss) gain	—	(0.4)	55.9	55.5
Balance at 31 March 2021	$0.2	$0.4	$(7.2)	$(6.6)